S000001586 [Member] Annual Fund Operating Expenses - U.S. Small Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.97%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	0.91%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.36%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.36%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.66%	[1]
Expenses (as a percentage of Assets)	2.11%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.11%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.07%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.94%	[1]

[1]	Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.14% of its transfer agency fees for Class M Shares, 0.04% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.